STATEMENT OF CASH FLOWS - Schedule of consolidated statement of cash flow (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Supplemental Cash Flow Statement Information [Abstract]
Net cash flows from (used in) operating activities	$ 6,256	$ (47,569)	$ (36,701)
Net cash flows from (used in) investment activities	819	3,661	(146)
Net cash flows from (used in) financing activities	0	0	7,703
Effects of variation in the exchange rate on cash and cash equivalents	(7,075)	43,908	29,144
Net increase (decrease) in cash and cash equivalents	$ 0	$ 0	$ 0